As filed with the Securities and Exchange Commission on March 19, 2012

Registration Nos. 33-47507

811-06652

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61	☒

ARTIO GLOBAL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(212) 297-3600

Anthony Williams

President

c/o Artio Global Management LLC

330 Madison Avenue

New York, New York 10017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on March 1, 2012 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 59 to the Registration Statement of Artio Global Investment Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 58 on Form N-1A filed on February 28, 2012. This PEA No. 59 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 58 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 59 for Artio Global Investment Funds to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 59 for Artio Global Investment Funds to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on March 19, 2012.

ARTIO GLOBAL INVESTMENT FUNDS

By:	/s/ Anthony Williams
Anthony Williams
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Anthony Williams	President and Chief Executive Officer	March 19, 2012
Anthony Williams

/s/ Timothy Clemens	Chief Financial Officer	March 19, 2012
Timothy Clemens

Antoine Bernheim*	Trustee, Chairman of the Board	March 19, 2012
Antoine Bernheim

Thomas Gibbons*	Trustee	March 19, 2012
Thomas Gibbons

Cynthia Hostetler*	Trustee	March 19, 2012
Cynthia Hostetler

Harvey B. Kaplan*	Trustee	March 19, 2012
Harvey B. Kaplan

Robert S. Matthews*	Trustee	March 19, 2012
Robert S. Matthews

Peter Wolfram*	Trustee	March 19, 2012
Peter Wolfram

*By:	/s/ John Whilesmith
John Whilesmith

(*	As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 57 as filed with EDGAR on December 22, 2011.)